SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Interest paid	$ 829	$ 507	$ 451
Income taxes paid	179	427	132
Changes in non-cash working capital
Accounts receivable	42	176	(31)
Prepayments	(120)	5	4
Accounts payable and other	146	(305)	158
Changes in non-cash working capital, net	$ 68	$ (124)	$ 131